RECEIVABLES - Carrying Amount of Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 12,275	$ 13,235
Retail note and finance lease receivables
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	5,662	6,224
Wholesale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 6,613	$ 7,011